Reverse Recapitalization (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 16, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Exchange of shares	218,247
Conversion of Stock, Shares Converted	356,753
Exchange of shares	57,500
Exchange of shares description		there were 5,081,204 shares of Common Stock outstanding, comprised of the 414,253 shares issued to public investors, 173,505 common stock hold by founder/sponsor, 38,000 common stocks issued to Peace Asset, and 4,455,446 common stocks issued to MC shareholders.
Net cash proceeds	$ 33.2
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Exchange of shares	2,705
Peace Asset [Member]
Subsidiary, Sale of Stock [Line Items]
Issued shares	38,000